Changes in accounting practices and disclosures	12 Months Ended
Dec. 31, 2025
Changes In Accounting Practices And Disclosures
Changes in accounting practices and disclosures

4	Changes in accounting practices and disclosures

4.1	New standards, amendments and interpretations of standards that became effective for periods beginning on or after January 1, 2025

The amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates and IFRS 1 – First-time Adoption of International Financial Reporting Standards, did not have any impact on the disclosures or amounts recognized in the annual financial statements.

4.2	New standards, amendments and interpretations of standards that are not yet effective

The Company has not adopted in advance and is evaluating the impacts on the disclosures or amounts recognized in the financial statements related to the following new and revised IFRSs that management deems applicable to the Company:

Standard	Description	Impact

Amendments to IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures[1]

Derecognition of financial liability settled by electronic transfer: the amendments allow the Company to consider as settled a financial obligation (or part of the financial obligation) that will be settled through an electronic payment system before the settlement date, if specific criteria are met. If an entity chooses to apply this accounting policy, it will be required to apply it to all settlements made through the same electronic payment system.

Contractual terms that are consistent with a basic lending agreement: the amendments provide guidance on how to assess whether the contractual cash flows of a financial asset are consistent with a basic lending agreement.

Financial assets with “non-recourse” characteristics: the amendments improve the description of the term “non-recourse”, in particular to specify that a financial asset has this characteristic when the entity's final right to receive cash flows is contractually limited to the cash flows generated by specific assets.

Contractually linked instruments: the amendments clarify the characteristics of contractually linked instruments that differentiate them from other transactions, highlighting that these instruments establish an order of priority in payments to holders of financial assets through multiple linked instruments, using a waterfall payment structure.

Investment in equity instrument designated at fair value through other comprehensive income: The requirements of IFRS 7 were amended to require the disclosure of the fair value gain or loss recognized in comprehensive income during the period, separately disclosing the fair value gain or loss related to investments written off in the period and the fair value gain or loss related to investments held at the end of the period.

Contractual terms that may change the timing or amount of the contractual cash flows: the amendments require the disclosure of the contractual terms that may change the timing or amount of the contractual cash flows in the occurrence (or non-occurrence) of a contingent event that is not directly related to changes in the basic borrowing risks and costs. The requirements apply to each class of financial asset measured at amortized cost or at fair value through other comprehensive income, as well as to each class of financial liability measured at amortized cost.

The Company does not expect any effects arising from this Standard.
IFRS 18 – Presentation and Disclosure in Financial Statements[2]

IFRS 18 replaces IAS 1 – Presentation of Financial Statements, transferring several of the unaltered requirements of IAS 1 and supplementing them with the new requirements. In addition, some paragraphs of IAS 1 were moved to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 – Financial Instruments: Disclosures. IASB also implemented minor changes to IAS 7 – Statement of Cash Flows and IAS 33 – Earnings per Share.

The Company is evaluating the impacts and effects of adopting this Standard.
IFRS 19 – Subsidiaries without Public Accountability: disclosures[2]

IFRS 19 allows an eligible subsidiary to provide reduced disclosures when applying Accounting Standards in the financial statements. The subsidiary is eligible for reduced disclosures if it has no public accountability and its ultimate or any intermediate controlling entity prepares consolidated financial statements available to the public meeting the Accounting Standards. IFRS 19 is optional for eligible subsidiaries and describes the disclosure requirements for subsidiaries that choose to apply it.

The Company does not expect any effects arising from this Standard.
1.	Effective for annual periods beginning on or after January 1, 2026.
2.	Effective for annual periods beginning on or after January 1, 2027.

There are no other standards and interpretations issued and not yet adopted that may, in the Management’s opinion, have a significant impact on the profit or loss for the year or on the equity disclosed by the Company in its financial statements.